Condensed Consolidated Statement of Changes in Stockholders' Equity (unaudited) - USD ($)	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at May. 12, 2014
Balance at beginning (in shares) at May. 12, 2014
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for services	$ 624	(262)		362
Common stock issued for services (in shares)	623,858
Common stock issued to founders	$ 3,016	(3,015)		1
Common stock issued to founders (in shares)	3,017,203
Common stock issued for cash	$ 135	34,865		35,000
Common stock issued for cash (in shares)	134,504
Preferred shares issued for cash	$ 1,718	528,282		530,000
Preferred shares issued for cash (in shares)	1,717,635
Net loss			(446,349)	(446,349)
Balance at end at Mar. 31, 2015	$ 5,493	559,870	(446,349)	$ 119,014
Balance at end (in shares) at Mar. 31, 2015	5,493,200
Balance at beginning (in shares) at Mar. 31, 2015	5,493,200			5,493,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for services	$ 177	198,277		$ 198,454
Common stock issued for services (in shares)	176,969
Common stock issued for cash, net of issuance costs	$ 3,362	4,238,265		4,241,627
Common stock issued for cash, net of issuance costs (in shares)	3,362,104
Warrants issued to underwriter		(206,715)		(206,715)
Common stock issued upon conversion of notes	$ 437	654,563		655,000
Common stock issued upon conversion of notes (in shares)	436,806
Recapitalization	$ 3,000	(3,000)
Recapitalization (in shares)	3,000,005
Net loss			(822,297)	(822,297)
Balance at end at Jun. 30, 2015	$ 12,469	5,441,260	(1,268,646)	4,185,083
Balance at end (in shares) at Jun. 30, 2015	12,469,084
Balance at beginning at Mar. 31, 2015	$ 5,493	559,870	(446,349)	$ 119,014
Balance at beginning (in shares) at Mar. 31, 2015	5,493,200			5,493,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				$ (3,710,827)
Balance at end at Mar. 31, 2016	$ 13,615	6,549,946	(4,157,176)	2,406,385
Balance at end (in shares) at Mar. 31, 2016	13,615,440
Balance at beginning at Jun. 30, 2015	$ 12,469	5,441,260	(1,268,646)	$ 4,185,083
Balance at beginning (in shares) at Jun. 30, 2015	12,469,084			12,469,084
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				$ (1,068,532)
Balance at beginning at Jun. 30, 2015	$ 12,469	5,441,260	(1,268,646)	$ 4,185,083
Balance at beginning (in shares) at Jun. 30, 2015	12,469,084			12,469,084
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for services	$ 652	339,493		$ 340,145
Common stock issued for services (in shares)	652,231
Common stock issued for cash, net of issuance costs	$ 494	769,193		769,687
Common stock issued for cash, net of issuance costs (in shares)	494,125
Net loss			(2,888,530)	(2,888,530)
Balance at end at Mar. 31, 2016	$ 13,615	6,549,946	(4,157,176)	2,406,385
Balance at end (in shares) at Mar. 31, 2016	13,615,440
Balance at beginning at Jun. 30, 2015	$ 12,469	5,441,260	(1,268,646)	$ 4,185,083
Balance at beginning (in shares) at Jun. 30, 2015	12,469,084			12,469,084
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Recapitalization (in shares)				3,000,005
Net loss				$ (5,406,167)
Balance at end at Jun. 30, 2016	$ 15,376	9,335,801	(6,674,813)	2,676,364
Balance at end (in shares) at Jun. 30, 2016	15,375,981
Balance at beginning at Mar. 31, 2016	$ 13,615	6,549,946	(4,157,176)	$ 2,406,385
Balance at beginning (in shares) at Mar. 31, 2016	13,615,440			13,615,440
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for services	$ 8	363,457		$ 363,465
Common stock issued for services (in shares)	8,000
Common stock issued for cash, net of issuance costs	$ 1,746	2,561,150		2,562,896
Common stock issued for cash, net of issuance costs (in shares)	1,745,875
Warrants issued to underwriter		(165,719)		(165,719)
Issuance of common stock from exercise of warrants	$ 7	9,993		10,000
Issuance of common stock from exercise of warrants (in shares)	6,666
Transfer of warrant derivatives from liability to equity classification		16,974		16,974
Net loss			(2,517,637)	(2,517,637)
Balance at end at Jun. 30, 2016	$ 15,376	9,335,801	(6,674,813)	$ 2,676,364
Balance at end (in shares) at Jun. 30, 2016	15,375,981
Balance at beginning (in shares) at Jun. 30, 2016	15,375,981			15,375,981
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for services	$ 453	629,310		$ 629,763
Common stock issued for services (in shares)	453,000
Vesting of restricted shares		70,023		70,023
Net loss			(2,072,945)	(2,072,945)
Balance at end at Sep. 30, 2016	$ 15,829	$ 10,035,134	$ (8,747,758)	$ 1,303,205
Balance at end (in shares) at Sep. 30, 2016	15,828,981